SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Interest paid	$ 64	$ 42
Taxes paid	10	5
Equipment acquired under finance leases and equipment loans	$ 74	$ 47